Liabilities for Employee Benefits, Net (Details) - Schedule of Liabilities for Employee Benefits, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liabilities for Employee Benefits, Net [Abstract]
Present value of defined benefit liabilities	$ 234	$ 226
Less - fair value of plans’ assets	204	194
Total	$ 30	$ 32